John Hancock Variable Insurance Trust

Supplement dated June 1, 2015

to the Prospectus dated April 27, 2015

Fundamental All Cap Core Trust (the fund)

Effective April 1, 2016, Walter T. McCormick will no longer serve as Portfolio Manager of the fund. Accordingly, all references to Walter T. McCormick as a portfolio manager to the fund will be removed from the prospectus. Emory W. Sanders, Jr. and Jonathan White will continue as portfolio managers of the fund. Through March 31, 2016, Messrs. McCormick, Sanders, and White are jointly and primarily responsible for the day-to-day management of the fund, after which only Messrs. Sanders and White will be jointly and primarily responsible for the day-to-day management of the fund.

Fundamental Large Cap Value Trust (the fund)

Effective April 1, 2016, Walter T. McCormick will no longer serve as Portfolio Manager of the fund. Accordingly, all references to Walter T. McCormick as a portfolio manager to the fund will be removed from the prospectus. Nicholas Renart and Emory W. Sanders, Jr. will continue as portfolio managers of the fund. Through March 31, 2016, Messrs. McCormick, Renart, and Sanders are jointly and primarily responsible for the day-to-day management of the fund, after which only Messrs. Renart and Sanders will be jointly and primarily responsible for the day-to-day management of the fund.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Variable Insurance Trust

Supplement dated June 1, 2015

to the Statement of Information dated April 27, 2015

Fundamental All Cap Core Trust
Fundamental Large Cap Core Trust (the funds)

Effective April 1, 2016, Walter T. McCormick will no longer serve as Portfolio Manager of the funds. Accordingly, all references to Walter T. McCormick as a portfolio manager to the funds will be removed from the SAI. Emory W. Sanders, Jr. and Jonathan White will continue as portfolio managers of the funds. Through March 31, 2016, Messrs. McCormick, Sanders, and White are jointly and primarily responsible for the day-to-day management of the funds, after which only Messrs. Sanders and White will be jointly and primarily responsible for the day-to-day management of the funds.

Fundamental Large Cap Value Trust (the fund)

Effective April 1, 2016, Walter T. McCormick will no longer serve as Portfolio Manager of the fund. Accordingly, all references to Walter T. McCormick as a portfolio manager to the fund will be removed from the SAI. Nicholas Renart and Emory W. Sanders, Jr. will continue as portfolio managers of the fund. Through March 31, 2016, Messrs. McCormick, Renart, and Sanders are jointly and primarily responsible for the day-to-day management of the fund, after which only Messrs. Renart and Sanders will be jointly and primarily responsible for the day-to-day management of the fund.

You should read this Supplement in conjunction with the SAI and retain it for future reference.